Share-Based Compensation Plans (Details 2) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	3,692,372
Restricted Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning	200,000
Granted		200,000
Settled	(66,667)
Outstanding at ending	133,333	200,000